SCHEDULE OF WARRANTS (Details) - Warrant [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants, Begining balance	75,527,744	45,551,549
Warrants, Issued	21,540,438	38,095,694
Warrants, Exercised	(21,540,438)	(7,619,499)
Warrants, Expired/Cancelled	(400,000)	(500,000)
Warrants, Ending balance	75,127,744	75,527,744